Goodwill (Details) - Schedule of Goodwill	6 Months Ended
Jun. 30, 2024 USD ($)
Accumulated impairment
As at December 31, 2023
Cost [Member]
Cost
As at January 1, 2023
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813
As at June 30, 2024	9,020,813
Accumulated impairment [member]
Accumulated impairment
As at January 1, 2023
As at June 30, 2024	$ 9,020,813